Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Share-Based Compensation Plans [Abstract]
Stock option activity

A summary of stock option activity is as follows:

			Wtd. Avg.
		Wtd. Avg.	Remaining	Aggregate
		Exercise Price	Contractual Term	Intrinsic Value
	Shares (000)	Per Share	(years)	(in millions)
Outstanding, January 1, 2012	5,265	$50
Granted	302	45
Exercised	(116)	34		$1
Expired or cancelled	(107)	51
Outstanding, December 31, 2012	5,344	$50	5.0	$14
Vested or expected to vest, December 31, 2012	5,326	$50	4.9
Exercisable, December 31, 2012	4,210	$51	4.3	$11
Outstanding, January 1, 2013	5,344	$50
Granted	221	53
Exercised	(2,576)	43		$63
Expired or cancelled	(206)	51
Outstanding, December 31, 2013	2,783	$57	5.1	$81
Vested or expected to vest, December 31, 2013	2,769	$57	4.8
Exercisable, December 31, 2013	2,153	$58	4.2	$60
Outstanding, January 1, 2014	2,783	$57
Granted	204	77
Exercised	(473)	53		$13
Expired or cancelled	(30)	43
Outstanding, December 31, 2014	2,484	$59	4.7	$28
Vested or expected to vest, December 31, 2014	2,476	$59	4.5
Exercisable, December 31, 2014	1,957	$59	3.7	$23

Options outstanding and exercisable

Options outstanding and exercisable as of December 31, 2014 are as follows:

	Options Outstanding			Options Exercisable
		Weighted-
		Average
		Remaining	Weighted-		Weighted-
		Contractual	Average		Average
Exercise Price	Shares (000)	Life (years)	Exercise Price	Shares (000)	Exercise Price
$27–$34	150	3.8	$31	150	$31
$35–$44	212	5.4	45	93	45
$45–$55	818	5.2	53	658	53
$56–$93	1,304	4.0	69	1,056	67
	2,484	4.7	$59	1,957	$59

Assumptions used to estimate fair value of share awards

We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2014	2013	2012
Average risk-free interest rate	1.8%	1.1%	1.1%
Expected dividend yield	1.2%	1.7%	1.8%
Expected volatility	37.0%	42.0%	44.0%
Expected term (years)	5.9	5.9	5.9

Restricted stock activity

A summary of restricted stock activity is as follows:

			Wtd. Avg
			Remaining	Aggregate
		Wtd. Avg.	Contractual	Intrinsic Value
	Shares (000)	Price Per Share	Term (years)	(in millions)
Unvested, January 1, 2012	409	$59	1.8
Granted	309	44
Vested	(124)	40
Forfeited	(5)	67
Unvested, December 31, 2012	589	$55	1.7
Granted	192	$52
Vested	(90)	52
Forfeited	(64)	56
Unvested, December 31, 2013	627	$54	1.3
Granted	169	$77
Vested	(283)	63
Forfeited	(50)	53
Unvested, December 31, 2014	463	$57	1.2	$32

Performance share units detail by grant year

A summary of the performance share units detail by grant year is as follows:

		July 2012 and
	2012	February 2013	2013(a)	2014(b)
Grant Date(s)	February 15,	July 1, 2012 and	February 14,	February 11,
	2012	February 14,	2013	2014 and
		2013		May 1, 2014
Performance Period (Years)	2012	2012–2014	2013	2014–2016
Vesting Date(s)	50% on	50% on	50% on	100% on
	December 31,	July 1,	December 31,	December 31,
	2013 and 2014	2015 and 2016	2014 and 2015	2016
Payout Levels (in units):
Threshold Award	84,480	66,949	76,120	94,608
Target Award	168,960	133,898	152,240	189,215
Outstanding Award	337,920	267,796	304,480	378,430
Units Forfeited in 2014 (at Target Award level)	—	—	—	—
Shares Issued in 2014	72,843	—	101,239	—
Shares Subject to Holding Period as of December 31, 2014	—	—	108,853	—
% of the Target Performance Level based on the Current/Expected Average Operating Profit Margin over the Performance Period	96%	0%	140%	200%

(a)	Included in these figures are 7,612 of performance share units that were granted on February 14, 2013 with a separate performance period, performance criteria and vesting date. The performance period is 2013 through 2015, with a vesting date of July 1, 2016. The award’s current performance level is at Target.
(b)	Included in these figures are 3,046 of performance share units that were granted on October 29, 2014 with a separate performance period, performance criteria and vesting date. The performance period is June 1, 2015 through December 31, 2016, with a vesting date of October 29, 2017. The award’s current performance level is at Target.